Loans Receivable and Allowance for Loan Losses (Loans Receivable Modified as Troubled Debt Restructurings, Previous 12 Months) (Details) (TDR's, Subsequently Defaulted [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014 Contracts	Dec. 31, 2013 Contracts	Dec. 31, 2012 Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	23	18	16
Recorded Investment	$ 10,264	$ 11,752	$ 10,702
Commercial and industrial [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	7	8	3
Recorded Investment	1,288	1,372	3,901
Owner occupied real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	3	0
Recorded Investment	1,792	926	0
Commercial construction and land development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	2	6
Recorded Investment	2,376	2,288	6,169
Commercial real estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	3	1	1
Recorded Investment	521	3,275	66
Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	2	2
Recorded Investment	3,811	3,338	258
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1	2	4
Recorded Investment	476	553	308
Still in Payment Default at Year End [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	7
Recorded Investment	$ 2,400